Consolidated Statements of Comprehensive Loss - USD ($) $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (23.0)	$ (105.7)	$ (158.4)	$ (119.1)	$ (122.0)
Foreign currency translation, net of tax	(20.5)	(7.5)	34.2	(9.3)	(15.1)
Unrecognized actuarial (loss) gain and prior service benefit, net of tax	(0.2)	0.6	0.9	0.0	(1.5)
Other comprehensive (loss) income, net of tax	(20.7)	(6.9)	35.1	(9.3)	(16.6)
Comprehensive loss	(43.7)	(112.6)	(123.3)	(128.4)	(138.6)
Less: Comprehensive loss attributable to noncontrolling interest	(0.8)	0.0	(0.1)	0.0	0.0
Comprehensive loss attributable to Mirion Technologies, Inc. (Successor) / Mirion Technologies (TopCo), Ltd. (Predecessor) stockholders	$ (42.9)	$ (112.6)	$ (123.2)	$ (128.4)	$ (138.6)